Market risk - Market Risk Sensitivity (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Up 25bps
Disclosure of credit risk exposure [line items]
Total	£ 1,700.0	£ 3,100.0
Up 25bps | Year 1
Disclosure of credit risk exposure [line items]
Net interest income sensitivity	114.0	126.0
Up 25bps | Year 2
Disclosure of credit risk exposure [line items]
Net interest income sensitivity	167.0	202.0
Up 25bps | Year 3
Disclosure of credit risk exposure [line items]
Net interest income sensitivity	277.0	288.0
Down 25bps
Disclosure of credit risk exposure [line items]
Total	(5,400.0)	(5,500.0)
Down 25bps | Year 1
Disclosure of credit risk exposure [line items]
Net interest income sensitivity	(146.0)	(155.0)
Down 25bps | Year 2
Disclosure of credit risk exposure [line items]
Net interest income sensitivity	(168.0)	(198.0)
Down 25bps | Year 3
Disclosure of credit risk exposure [line items]
Net interest income sensitivity	(278.0)	(283.0)
Up 100Bps
Disclosure of credit risk exposure [line items]
Total	6,800.0	11,100.0
Down 100 Bps
Disclosure of credit risk exposure [line items]
Total	(22,200.0)	(24,300.0)
Steepener £m
Disclosure of credit risk exposure [line items]
Total	(16.3)	12.3
Flattener £m
Disclosure of credit risk exposure [line items]
Total	6.0	(21.1)
Up 50Bps | Year 1
Disclosure of credit risk exposure [line items]
Net interest income sensitivity	227.0	252.0
Up 50Bps | Year 2
Disclosure of credit risk exposure [line items]
Net interest income sensitivity	333.0	403.0
Up 50Bps | Year 3
Disclosure of credit risk exposure [line items]
Net interest income sensitivity	555.0	577.0
Down 50Bps | Year 1
Disclosure of credit risk exposure [line items]
Net interest income sensitivity	(294.0)	(309.0)
Down 50Bps | Year 2
Disclosure of credit risk exposure [line items]
Net interest income sensitivity	(338.0)	(395.0)
Down 50Bps | Year 3
Disclosure of credit risk exposure [line items]
Net interest income sensitivity	(557.0)	(565.0)
Sterling £bn | Up 25bps
Disclosure of credit risk exposure [line items]
Total	5,800.0	7,200.0
Sterling £bn | Down 25bps
Disclosure of credit risk exposure [line items]
Total	(5,900.0)	(7,600.0)
Sterling £bn | Up 100Bps
Disclosure of credit risk exposure [line items]
Total	22,400.0	26,900.0
Sterling £bn | Down 100 Bps
Disclosure of credit risk exposure [line items]
Total	(24,500.0)	(33,200.0)
Sterling £bn | Steepener £m
Disclosure of credit risk exposure [line items]
Total	(1.0)	19.7
Sterling £bn | Flattener £m
Disclosure of credit risk exposure [line items]
Total	(0.4)	(23.6)
US dollar £bn | Up 25bps
Disclosure of credit risk exposure [line items]
Total	(1,200.0)	(1,300.0)
US dollar £bn | Down 25bps
Disclosure of credit risk exposure [line items]
Total	1,300.0	1,300.0
US dollar £bn | Up 100Bps
Disclosure of credit risk exposure [line items]
Total	(4,800.0)	(5,000.0)
US dollar £bn | Down 100 Bps
Disclosure of credit risk exposure [line items]
Total	5,200.0	5,600.0
US dollar £bn | Steepener £m
Disclosure of credit risk exposure [line items]
Total	(1.2)	(3.8)
US dollar £bn | Flattener £m
Disclosure of credit risk exposure [line items]
Total	1.3	3.9
Euro £bn | Up 25bps
Disclosure of credit risk exposure [line items]
Total	(1,900.0)	(2,600.0)
Euro £bn | Down 25bps
Disclosure of credit risk exposure [line items]
Total	(1,800.0)	600.0
Euro £bn | Up 100Bps
Disclosure of credit risk exposure [line items]
Total	(7,100.0)	(9,900.0)
Euro £bn | Down 100 Bps
Disclosure of credit risk exposure [line items]
Total	(7,400.0)	2,400.0
Euro £bn | Steepener £m
Disclosure of credit risk exposure [line items]
Total	(11.6)	(4.1)
Euro £bn | Flattener £m
Disclosure of credit risk exposure [line items]
Total	2.0	(0.9)
Other currencies £bn | Up 25bps
Disclosure of credit risk exposure [line items]
Total	(1,000.0)	(200.0)
Other currencies £bn | Down 25bps
Disclosure of credit risk exposure [line items]
Total	1,000.0	200.0
Other currencies £bn | Up 100Bps
Disclosure of credit risk exposure [line items]
Total	(3,700.0)	(900.0)
Other currencies £bn | Down 100 Bps
Disclosure of credit risk exposure [line items]
Total	4,500.0	900.0
Other currencies £bn | Steepener £m
Disclosure of credit risk exposure [line items]
Total	(2.5)	0.5
Other currencies £bn | Flattener £m
Disclosure of credit risk exposure [line items]
Total	£ 3.1	£ (0.5)